Calvert
Global Energy Solutions Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Austria — 0.8%
Verbund AG	14,076	$ 1,020,015
		$ 1,020,015
Belgium — 0.9%
Elia Group SA(1)	7,694	$ 591,998
Umicore SA(1)	64,890	669,789
		$ 1,261,787
Brazil — 1.7%
Energisa SA	136,900	$ 807,362
Engie Brasil Energia SA	137,000	786,328
Sao Martinho SA	185,552	696,743
		$2,290,433
Canada — 6.0%
Algonquin Power & Utilities Corp.(1)	216,602	$961,370
Boralex, Inc., Class A(1)	45,677	912,301
Brookfield Asset Management Ltd., Class A	12,774	692,797
Brookfield Renewable Corp.	34,187	945,612
Brookfield Renewable Partners LP	44,386	1,011,557
Cameco Corp.(1)	15,576	800,878
Canadian Solar, Inc.(1)(2)	47,411	527,210
Innergex Renewable Energy, Inc.(1)	144,866	811,278
NFI Group, Inc.(1)(2)	59,685	581,300
Northland Power, Inc.(1)	74,014	921,667
		$8,165,970
Chile — 1.2%
Enel Americas SA	10,517,836	$923,849
Sociedad Quimica y Minera de Chile SA ADR(1)	20,511	745,780
		$1,669,629
China — 5.2%
BYD Co. Ltd., Class H	29,500	$1,003,387
China Datang Corp. Renewable Power Co. Ltd., Class H	3,181,000	848,557
China Everbright Environment Group Ltd.	2,128,037	1,055,644
Flat Glass Group Co. Ltd., Class H(1)	341,000	474,439
NIO, Inc. ADR(2)	176,480	769,453
Xinyi Solar Holdings Ltd.(1)	1,584,000	631,835
XPENG, Inc. ADR(2)	68,172	805,793
Yadea Group Holdings Ltd.(3)	436,000	720,620
Zhuzhou CRRC Times Electric Co. Ltd., Class H	192,300	807,421
		$7,117,149
Denmark — 2.9%
NKT AS(2)	9,911	$711,016
Novonesis (Novozymes), Class B	12,505	708,615
Orsted AS(2)(3)	21,752	982,184
Rockwool AS, Class B	2,010	715,231
Security	Shares	Value
Denmark (continued)
Vestas Wind Systems AS(2)	56,898	$ 780,464
		$ 3,897,510
Finland — 0.8%
Kempower OYJ(1)(2)	49,057	$ 492,134
Neste OYJ(1)	48,156	609,425
		$ 1,101,559
France — 5.6%
Alstom SA(1)(2)	32,583	$ 727,027
Cie de Saint-Gobain SA	10,685	949,487
Danone SA	10,728	724,995
Dassault Systemes SE	21,246	735,195
Engie SA	45,985	729,294
Legrand SA	9,277	902,386
Neoen SA(3)	25,269	1,038,106
Nexans SA	6,459	697,775
Schneider Electric SE	4,218	1,050,095
		$7,554,360
Germany — 6.8%
Bayerische Motoren Werke AG	9,907	$810,292
Daimler Truck Holding AG	19,377	742,179
Deutsche Post AG	19,951	704,317
Evonik Industries AG	41,557	722,345
Infineon Technologies AG	29,990	978,926
KION Group AG	20,098	663,584
Mercedes-Benz Group AG	13,098	730,236
Nordex SE(2)	53,132	622,170
Siemens AG	5,624	1,096,650
Siemens Energy AG(2)	17,764	942,764
SMA Solar Technology AG	34,461	481,271
Verbio SE	57,499	707,522
		$9,202,256
Greece — 0.7%
Terna Energy SA	43,716	$902,532
		$902,532
Hong Kong — 0.6%
MTR Corp. Ltd.	225,500	$783,354
		$783,354
India — 2.0%
Exide Industries Ltd.	130,514	$633,819
Olectra Greentech Ltd.	31,954	537,623
Siemens Ltd.	9,185	699,495
Suzlon Energy Ltd.(2)	1,105,402	800,457
		$2,671,394

Calvert
Global Energy Solutions Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland — 0.6%
Kingspan Group PLC	11,391	$ 828,097
		$ 828,097
Italy — 2.7%
Enel SpA	100,419	$ 716,607
ERG SpA(1)	41,902	853,279
Prysmian SpA	11,113	711,191
Snam SpA(1)	157,228	696,953
Terna - Rete Elettrica Nazionale	87,697	692,966
		$3,670,996
Japan — 5.6%
Azbil Corp.	93,900	$723,579
Central Japan Railway Co.	43,100	808,795
Daikin Industries Ltd.	7,800	910,110
East Japan Railway Co.	45,900	812,930
Fuji Electric Co. Ltd.	14,500	775,195
GS Yuasa Corp.	42,700	709,423
Mitsubishi Electric Corp.	55,900	943,913
Nidec Corp.	39,900	716,670
Toyota Motor Corp.(1)	64,500	1,259,378
		$7,659,993
Netherlands — 0.9%
Alfen NV(1)(2)(3)	42,414	$527,812
Signify NV(3)	32,495	725,702
		$1,253,514
New Zealand — 2.2%
Contact Energy Ltd.	204,247	$1,084,302
Mercury NZ Ltd.(1)	262,512	858,963
Meridian Energy Ltd.	300,358	992,326
		$2,935,591
Norway — 1.1%
Norsk Hydro ASA	118,586	$652,303
Scatec ASA(2)(3)	121,661	850,994
		$1,503,297
Portugal — 0.8%
EDP SA	335,206	$1,072,329
		$1,072,329
Singapore — 0.5%
City Developments Ltd.	187,600	$701,540
		$701,540
South Korea — 3.2%
CS Wind Corp.	20,859	$585,334
Doosan Fuel Cell Co. Ltd.(2)	44,328	474,686
LG Chem Ltd.	4,175	699,445
LG Display Co. Ltd.(2)	102,360	624,679
Security	Shares	Value
South Korea (continued)
LG Energy Solution Ltd.(2)	3,119	$ 728,399
LS Electric Co. Ltd.	6,520	705,699
SK IE Technology Co. Ltd.(2)(3)	30,507	460,296
		$ 4,278,538
Spain — 4.6%
Acciona SA(1)	8,214	$ 924,331
Construcciones y Auxiliar de Ferrocarriles SA	16,803	608,361
Corp. ACCIONA Energias Renovables SA	42,750	787,410
EDP Renovaveis SA(1)	90,921	944,343
Ence Energia y Celulosa SA(1)	269,679	865,396
Iberdrola SA	51,422	708,606
Redeia Corp. SA(1)	41,046	700,914
Solaria Energia y Medio Ambiente SA(1)(2)	89,987	729,775
		$6,269,136
Sweden — 2.7%
AddTech AB, Class B	29,431	$801,932
Castellum AB(2)	62,015	677,278
Fabege AB	94,228	706,486
Munters Group AB(3)	44,156	741,362
Nibe Industrier AB, Class B(1)	191,441	748,144
		$3,675,202
Switzerland — 1.7%
ABB Ltd.	18,373	$992,114
Accelleron Industries AG	13,961	720,026
Landis & Gyr Group AG	9,501	602,122
		$2,314,262
Taiwan — 4.5%
Advanced Energy Solution Holding Co. Ltd.	23,000	$798,213
Chroma ATE, Inc.	58,000	721,656
Chung-Hsin Electric & Machinery Manufacturing Corp.	145,000	679,239
Delta Electronics, Inc.	78,000	1,020,961
Everlight Electronics Co. Ltd.	261,000	675,987
Simplo Technology Co. Ltd.	61,000	738,463
Taiwan High Speed Rail Corp.	795,000	673,807
Voltronic Power Technology Corp.	13,000	735,866
		$6,044,192
Thailand — 0.3%
Energy Absolute PCL NVDR	3,860,500	$444,318
		$444,318
United Kingdom — 4.3%
Croda International PLC	16,708	$706,703
Drax Group PLC	123,810	1,002,839
Johnson Matthey PLC	42,223	708,366
Linde PLC	1,580	661,499
National Grid PLC	79,957	949,909
SSE PLC	58,419	1,170,979

Calvert
Global Energy Solutions Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
United Utilities Group PLC	51,490	$ 677,338
		$ 5,877,633
United States — 28.2%
AAON, Inc.	6,128	$ 721,143
Acuity Brands, Inc.	2,627	767,426
AECOM	6,264	669,120
AES Corp.	56,186	723,114
Alaska Air Group, Inc.(2)	13,929	901,903
Alphabet, Inc., Class A	4,337	820,994
Ameresco, Inc., Class A(2)	22,123	519,448
Applied Materials, Inc.	4,194	682,070
Aptiv PLC(2)	15,875	960,120
Arcadium Lithium PLC(2)	150,312	771,101
Array Technologies, Inc.(1)(2)	93,687	565,869
Autodesk, Inc.(2)	2,510	741,881
Bloom Energy Corp., Class A(1)(2)	28,675	636,872
BorgWarner, Inc.	23,845	758,033
ChargePoint Holdings, Inc.(1)(2)	463,451	495,893
Clearway Energy, Inc., Class C	35,537	923,962
CRH PLC	7,164	662,813
Cummins, Inc.	1,954	681,164
Eaton Corp. PLC	2,905	964,082
EnerSys	7,779	719,013
Enphase Energy, Inc.(2)	11,747	806,784
Equinix, Inc.	746	703,396
FedEx Corp.	2,421	681,100
First Solar, Inc.(2)	4,566	804,712
General Mills, Inc.	11,057	705,105
HA Sustainable Infrastructure Capital, Inc.	23,137	620,766
Hubbell, Inc.	2,017	844,901
International Business Machines Corp.	3,222	708,292
Itron, Inc.(2)	6,626	719,451
Johnson Controls International PLC	11,931	941,714
Microsoft Corp.	1,730	729,195
MYR Group, Inc.(2)	4,546	676,308
NextEra Energy Partners LP	55,023	979,409
NextEra Energy, Inc.	9,308	667,291
NEXTracker, Inc., Class A(2)	20,631	753,650
ON Semiconductor Corp.(2)	13,307	839,006
Ormat Technologies, Inc.	13,392	906,906
Owens Corning	4,352	741,233
Power Integrations, Inc.	11,615	716,646
Quanta Services, Inc.	2,127	672,238
Rockwell Automation, Inc.	2,482	709,331
Shoals Technologies Group, Inc., Class A(2)	117,643	650,566
SolarEdge Technologies, Inc.(1)(2)	39,526	537,554
Stanley Black & Decker, Inc.	8,191	657,655
Sunrun, Inc.(1)(2)	88,558	819,161
Tesla, Inc.(2)	3,658	1,477,247
Trane Technologies PLC	2,519	930,393
Security	Shares	Value
United States (continued)
Universal Display Corp.	4,956	$ 724,567
Waste Management, Inc.	3,210	647,746
Whirlpool Corp.	6,576	752,820
Wolfspeed, Inc.(1)(2)	67,363	448,638
		$ 38,259,802
Total Common Stocks (identified cost $173,620,566)		$134,426,388

Rights — 0.2%

Security	Shares	Value
Thailand — 0.2%
Electronic Arts, Inc., Exp. 1/21/25(2)	3,860,500	$ 221,926
Total Rights (identified cost $726,641)		$ 221,926

Short-Term Investments — 6.0%

Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(5)	2,530	$ 2,530
Total Affiliated Fund (identified cost $2,530)		$ 2,530
Securities Lending Collateral — 6.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(6)	8,171,820	$ 8,171,820
Total Securities Lending Collateral (identified cost $8,171,820)		$ 8,171,820
Total Short-Term Investments (identified cost $8,174,350)		$ 8,174,350

Total Investments — 105.3% (identified cost $182,521,557)	$142,822,664
Other Assets, Less Liabilities — (5.3)%	$ (7,166,439)
Net Assets — 100.0%	$135,656,225

Calvert
Global Energy Solutions Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $15,868,532 and the total market value of the collateral received by the Fund was $16,734,734, comprised of cash of $8,171,820 and U.S. government and/or agencies securities of $8,562,914.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $6,047,076 or 4.5% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	39.3%
Utilities	26.1
Information Technology	12.8
Consumer Discretionary	7.9
Materials	6.3
Real Estate	2.1
Consumer Staples	1.6
Energy	1.6
Financials	1.0
Communication Services	0.6
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,530, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$100,183	$8,417,576	$(8,515,229)	$ —	$ —	$2,530	$2,979	2,530

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Global Energy Solutions Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,020,015	$ —	$1,020,015
Belgium	—	1,261,787	—	1,261,787
Brazil	—	2,290,433	—	2,290,433
Canada	8,165,970	—	—	8,165,970
Chile	745,780	923,849	—	1,669,629
China	1,575,246	5,541,903	—	7,117,149
Denmark	—	3,897,510	—	3,897,510
Finland	—	1,101,559	—	1,101,559
France	—	7,554,360	—	7,554,360
Germany	—	9,202,256	—	9,202,256
Greece	—	902,532	—	902,532
Hong Kong	—	783,354	—	783,354
India	—	2,671,394	—	2,671,394
Ireland	—	828,097	—	828,097
Italy	—	3,670,996	—	3,670,996
Japan	—	7,659,993	—	7,659,993
Netherlands	—	1,253,514	—	1,253,514
New Zealand	—	2,935,591	—	2,935,591
Norway	—	1,503,297	—	1,503,297
Portugal	—	1,072,329	—	1,072,329
Singapore	—	701,540	—	701,540
South Korea	—	4,278,538	—	4,278,538
Spain	—	6,269,136	—	6,269,136
Sweden	—	3,675,202	—	3,675,202
Switzerland	—	2,314,262	—	2,314,262
Taiwan	—	6,044,192	—	6,044,192
Thailand	—	444,318	—	444,318
United Kingdom	661,499	5,216,134	—	5,877,633
United States	38,259,802	—	—	38,259,802
Total Common Stocks	$49,408,297	$85,018,091(1)	$ —	$134,426,388
Rights	$ —	$221,926	$ —	$221,926
Short-Term Investments:
Affiliated Fund	2,530	—	—	2,530

Calvert
Global Energy Solutions Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$8,171,820	$ —	$ —	$8,171,820
Total Investments	$57,582,647	$85,240,017	$ —	$142,822,664

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.